Long-Term Debt (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of equal monthly installment of debt payment
Total Payment 2013	$ 342,665
Total Payment 2014	259,577
Total Payment	602,242
Unrealized Interest 2013	28,751
Unrealized Interest 2014	7,394
Unrealized Interest Total	36,145
Principal 2013	313,915
Principal 2014	252,183
Principal Total	$ 566,098	$ 714,185